20) Derivative financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Credit Default Swap CDS [Abstract]
Risk received in credit Swaps:	R$ 3,872,939	R$ 3,894,982
- Debt securities issued by companies	1,024,244	791,045
- Bonds of the Brazilian public debt	2,580,026	3,056,778
- Bonds of foreign public debt	268,669	47,159
Risk transferred in credit Swaps:	(1,304,372)	(1,108,443)
- Brazilian public debt derivatives	(332,589)	(181,382)
- Foreign public debt derivatives	(971,783)	(927,061)
Total net credit risk value	2,568,567	2,786,539
Effect on Shareholders' Equity	105,226	84,382
Remuneration on the counterparty receiving the risk	R$ (26,462)	R$ (11,945)